Deferred income tax - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred tax liability (asset)	£ 474	£ 470	£ 66
Utilisation period for deferred tax assets	10 years
Not later than 17 years
Deferred income tax
Tax losses for which deferred tax assets not recognized	£ 95	74
Tax losses
Deferred income tax
Deferred tax liability (asset)	£ (38)	(23)	£ (14)
Utilisation period for deferred tax assets	10 years
Unremitted earnings from subsidiaries
Deferred income tax
Deferred tax liability (asset)	£ 4	5
UK
Deferred income tax
Tax losses for which deferred tax assets not recognized	34	120
Capital losses carried forward on which no deferred tax asset is recognised	276	276
UK | Tax losses
Deferred income tax
Deferred tax liability (asset)	(28)	(18)
Certain jurisdictions
Deferred income tax
Tax losses for which deferred tax assets not recognized	£ 169	£ 230